Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23 – SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the unaudited interim condensed consolidated financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the dates of the balance sheets, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date. The Company has analyzed its operations subsequent to June 30, 2026 to the date of November 3, 2026, these unaudited interim condensed consolidated financial statements were issued, and has determined that it does not have any material events to disclose, except disclosed elsewhere in the notes to the unaudited interim condensed consolidated financial statements.

Shelf Registration Statement on Form F-3

On August 4, 2026, the Company filed a registration statement on Form F-3 (File No. 333-297955) with the U.S. Securities and Exchange Commission (the “SEC”) using a shelf registration process, and the registration statement was declared effective by the SEC on August 19, 2026. Under the shelf registration statement, the Company may, from time to time, offer and sell, in one or more offerings, up to an aggregate initial offering price of US$200,000,000 of ordinary shares, warrants to purchase ordinary shares, debt securities, rights and units (or any combination thereof), at prices and on terms to be determined at the time of sale and described in one or more prospectus supplements.

This event is a non-recognized subsequent event and, accordingly, has no effect on the unaudited interim condensed consolidated financial statements. As of the date these unaudited interim condensed consolidated financial statements were issued, no securities had been offered or sold under the shelf registration statement.